Common Stock (Details Narrative)													1 Months Ended			12 Months Ended
	Nov. 28, 2023 USD ($) $ / shares shares	Nov. 28, 2023 CAD ($) $ / shares shares	Apr. 20, 2023 shares $ / shares	Apr. 20, 2023 shares $ / shares	Jun. 29, 2022 USD ($) $ / shares shares	Jun. 29, 2022 CAD ($) $ / shares shares	Mar. 17, 2022 USD ($) shares	Mar. 17, 2022 CAD ($) shares	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 28, 2021 CAD ($)	Mar. 08, 2021 USD ($) $ / shares shares	Mar. 08, 2021 CAD ($) $ / shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2022 CAD ($) shares $ / shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2023 $ / shares	Jul. 31, 2023	Nov. 02, 2022 shares	Sep. 30, 2021	Jun. 28, 2021 $ / shares shares	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 08, 2021 $ / shares shares	Dec. 31, 2020 shares	Jul. 01, 2020 $ / shares	Jul. 01, 2020 $ / shares
Disclosure of classes of share capital [line items]
Shares issued																80,000
Number of warrants, issued			333	333
Debt | $																$ 10,329,719
Number of share options exercised in share-based payment arrangement																440,000	440,000	669,000	669,000	782,000	782,000
Number of share options granted in share-based payment arrangement																		1,442,000	1,442,000	90,000	90,000
Exercise price | (per share)			$ 1.86	$ 2.50														$ 1.20	$ 1.55
Proceeds from exercise of options | $																$ 542,864		$ 571,066		$ 191,032
Interest rate			12.00%	12.00%												35.00%							5.00%		5.00%
Consulting agreement [member]
Disclosure of classes of share capital [line items]
Shares issued																100,000
Shares issued in error | $																$ 18,873
Shares bonus																25,000
Consulting agreement [member] | Consulting service [member]
Disclosure of classes of share capital [line items]
Shares issued																								40,000
Shares issued in error | $																		51,208
Share-based compensation | $																		$ 51,208
Restricted stock unit [member]
Disclosure of classes of share capital [line items]
Shares issued																1,762,805
Restricted stock units (RSUs) [member]
Disclosure of classes of share capital [line items]
Shares issued																		400,000		283,333
Number of warrants, issued																				265,000	265,000
Number of share options granted in share-based payment arrangement																3,476,659	3,476,659	885,012	885,012	265,000	265,000
Restricted stock units (RSUs) [member] | Total for all related parties [member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement																		40,000	40,000
Liabilities [member]
Disclosure of classes of share capital [line items]
Shares issued																150,000				1,050,548
Shares issued in error | $																$ 212,632				$ 419,573
Debt | $																195,290				338,101
Loss on issuance of debt | $																$ 17,342				$ 82,280
Services rendered [member]
Disclosure of classes of share capital [line items]
Shares issued																60,000
Shares issued in error | $																$ 29,299
Loss on issuance of debt | $																17,342
Services rendered | $																$ 11,957
Convertible debenture [member]
Disclosure of classes of share capital [line items]
Notional amount															$ 118,726												$ 150,000
Accrued interest															$ 9,478												$ 12,000
Units issued on conversion of debt															432,000												432,000
Debt conversion price | (per share)															$ 0.30												$ 0.375			$ 0.30	$ 0.375
Issued capital [member]
Disclosure of classes of share capital [line items]
Shares issued	36,057,934	36,057,934			14,507,380	14,507,380
Proceeds from issuance of shares	$ 7,960,687	$ 10,817,380			$ 17,408,856	$ 22,486,439
Issued capital [member] | Total for all related parties [member]
Disclosure of classes of share capital [line items]
Shares issued																				1,029,333
Stock options [member]
Disclosure of classes of share capital [line items]
Shares issued																40,000		60,000		30,000
Exercise price | (per share)	$ 0.22	$ 0.30			$ 1.20	$ 1.55										$ 0.55	$ 0.75	$ 0.29	$ 0.40	$ 0.90
Proceeds from issuance of shares																$ 21,872	$ 30,000	$ 17,609	$ 24,000
Number of share options exercised in share-based payment arrangement																40,000	40,000	60,000	60,000	30,000	30,000
Warrant reserve | $																$ 18,475
Proceeds from shares issued | $																		$ 16,557
Proceeds from exercise of options | $																				$ 27,358
Warrants [member]
Disclosure of classes of share capital [line items]
Shares issued																		538,250
Exercise price | (per share)																		$ 0.38	$ 0.50
Proceeds from issuance of shares																		$ 202,713	$ 269,125
Number of warrants, issued													1,501,357	1,501,357		2,101,726	2,101,726	850,288	850,288
Shares issued and fair value																$ 259,955	$ 353,288
Shares issued in error														$ 994,775				$ 787,785	$ 1,014,290
Number of share options exercised in share-based payment arrangement																		538,250	538,250
Warrant reserve | $																		$ 336,464
Number of share options granted in share-based payment arrangement					1.95	2.50
Warrant issued price per share | $ / shares						0.20
Exercise price | (per share)																		$ 1.80	$ 2.50
Warrants [member] | Convertible debenture [member]
Disclosure of classes of share capital [line items]
Exercise price | $ / shares															$ 0.50
Warrant reserve [member]
Disclosure of classes of share capital [line items]
Shares issued																5,000
Exercise price per share | (per share)																$ 0.44						$ 0.60
Proceeds from shares issued																$ 2,215	$ 3,000
Stock options one [member]
Disclosure of classes of share capital [line items]
Shares issued																70,000		155,000		120,000
Exercise price | (per share)																$ 1.62	$ 2.20	$ 0.39	$ 0.50	$ 0.90
Proceeds from issuance of shares																$ 113,717	$ 154,000	$ 58,751	$ 77,500
Shares issued in error | $																				$ 109,427
Number of share options exercised in share-based payment arrangement																70,000	70,000	149,000	149,000	120,000	120,000
Proceeds from shares issued | $																$ 72,050		$ 55,001
Shares issued in error																		6,000
Shares to be cancelled																		2,322	2,322
Stock options two [member]
Disclosure of classes of share capital [line items]
Shares issued																70,000		50,000		6,000
Exercise price | (per share)																$ 0.60	$ 0.80	$ 0.39	$ 0.50	$ 0.40	$ 0.50
Proceeds from issuance of shares																$ 42,000	$ 56,453			$ 2,403	$ 3,000
Number of share options exercised in share-based payment arrangement																70,000	70,000	50,000	50,000	6,000	6,000
Proceeds from shares issued | $																$ 35,174		$ 18,474
Proceeds from shares issued																		$ 19,270	$ 25,000
Stock options three [member]
Disclosure of classes of share capital [line items]
Shares issued																60,000		330,000		300,000
Exercise price | (per share)																$ 0.56	$ 0.75	$ 1.50	$ 2.20	$ 0.60
Proceeds from issuance of shares																$ 33,479	$ 45,000	$ 494,706	$ 726,000
Number of share options exercised in share-based payment arrangement																60,000	60,000	330,000	330,000	300,000	300,000
Proceeds from shares issued | $																$ 29,939		$ 341,584
Receivables for equity																		$ 41,349	$ 56,000
Proceeds from exercise of options | $																				$ 120,000
Interest rate																				5.00%
Stock options three [member] | Total for all related parties [member]
Disclosure of classes of share capital [line items]
Shares issued																				100,000
Proceeds from issuance of shares | $																				$ 60,000
Stock options four [member]
Disclosure of classes of share capital [line items]
Shares issued																200,000		80,000		262,000
Exercise price | (per share)																$ 1.66	$ 2.20	$ 0.60		$ 0.30	$ 0.40
Proceeds from issuance of shares																$ 331,796	$ 440,000			$ 83,774	$ 104,800
Number of share options exercised in share-based payment arrangement																200,000	200,000	80,000	80,000	262,000	262,000
Proceeds from shares issued | $																$ 273,583		$ 43,290
Proceeds from shares issued | $																		$ 48,000
Interest rate																				5.00%
Stock options four [member] | Total for all related parties [member]
Disclosure of classes of share capital [line items]
Shares issued																				64,000
Proceeds from issuance of shares																				$ 20,464	$ 25,600
Warrants one [member]
Disclosure of classes of share capital [line items]
Shares issued																		160,000		3,321,357
Exercise price | (per share)																		$ 0.37	$ 0.50	$ 0.50	$ 0.60
Shares issued in error | $																				$ 1,806,614
Number of share options exercised in share-based payment arrangement																		160,000	160,000	3,310,437	3,310,437
Warrant reserve | $																		$ 98,786
Proceeds from shares issued																		$ 58,698		$ 1,589,688	$ 1,992,838
Shares issued in error																				10,920
Warrants two [member]
Disclosure of classes of share capital [line items]
Shares issued																		50,000		2,355,333
Exercise price | (per share)																		$ 0.37	$ 0.50	$ 0.50	$ 0.60
Proceeds from issuance of shares																				$ 1,131,309	$ 1,413,200
Shares issued in error | $																				$ 852,702
Number of share options exercised in share-based payment arrangement																		50,000	50,000	2,355,333	2,355,333
Proceeds from shares issued | $																		$ 31,511
Proceeds from shares issued																		8,034	$ 10,949
Receivables for equity																		$ 10,310	$ 14,051
Interest rate																				5.00%
Warrants three [member]
Disclosure of classes of share capital [line items]
Shares issued																		5,000		280,000
Exercise price | (per share)																		$ 0.44	$ 0.60	$ 0.50	$ 0.60
Proceeds from issuance of shares																		$ 2,213	$ 3,000
Shares issued in error | $																				$ 291,912
Number of share options exercised in share-based payment arrangement																		5,000	5,000	280,000	280,000
Other payables | $																				$ 38,062
Payments for debt issue costs | $																				95,959
Settlement of liabilities by entity on behalf of related party, related party transactions | $																				$ 60,338
Warrants four [member]
Disclosure of classes of share capital [line items]
Shares issued																		49,000		186,333
Exercise price | (per share)																		$ 0.76	$ 1.00	$ 0.40	$ 0.50
Proceeds from issuance of shares																		$ 37,225	$ 49,000
Shares issued in error | $																				$ 88,577
Number of share options exercised in share-based payment arrangement																		49,000	49,000	186,333	186,333
Proceeds from shares issued																				$ 73,961	$ 93,167
Warrants five [member]
Disclosure of classes of share capital [line items]
Shares issued																		550,000		100,000
Exercise price | (per share)																		$ 1.15	$ 1.55	$ 0.40	$ 0.50
Proceeds from issuance of shares																		$ 635,127	$ 852,500	$ 39,969	$ 50,000
Shares issued in error | $																				$ 852,702
Number of share options exercised in share-based payment arrangement																		550,000	550,000	100,000	100,000
Proceeds from shares issued | $																		$ 467,968
Interest rate																				5.00%
Warrants six [member]
Disclosure of classes of share capital [line items]
Shares issued																		9,500		6,000
Exercise price | (per share)																		$ 1.69	$ 2.25	$ 0.80	$ 1.00
Proceeds from issuance of shares																		$ 16,101	$ 21,375
Shares issued in error | $																				$ 716
Number of share options exercised in share-based payment arrangement																		9,500	9,500	6,000	6,000
Proceeds from shares issued | $																		$ 1,159
Proceeds from shares issued																				$ 4,809	$ 6,000
Warrants seven [member]
Disclosure of classes of share capital [line items]
Shares issued																		221,616		5,000
Exercise price | $ / shares																		$ 0.39		$ 1.55
Proceeds from issuance of shares | $																			$ 87,071
Shares issued in error | $																		$ 326,695
Number of share options exercised in share-based payment arrangement																		221,616	221,616
Proceeds from shares issued | $																				$ 8,000
Warrants eight [member]
Disclosure of classes of share capital [line items]
Shares issued																		250,000
Exercise price | $ / shares																		$ 0.40
Shares issued in error | $																		$ 121,604
Number of share options exercised in share-based payment arrangement																		250,000	250,000
Proceeds from shares issued | $																		$ 100,000
Warrants nine [member]
Disclosure of classes of share capital [line items]
Shares issued																		152,000
Exercise price | $ / shares																		$ 0.50
Proceeds from issuance of shares | $																		$ 67,797
Shares issued in error | $																		$ 164,025
Number of share options exercised in share-based payment arrangement																		152,000	152,000
Warrants ten [member]
Disclosure of classes of share capital [line items]
Shares issued																		200,000
Exercise price | $ / shares																		$ 0.80
Proceeds from issuance of shares | $																		$ 160,000
Shares issued in error | $																		$ 210,627
Number of share options exercised in share-based payment arrangement																		200,000	200,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding																115,250,810		76,775,071		37,033,919									25,067,831
Shares issued in error | $																				$ 204,525
Number of share options granted in share-based payment arrangement																				255,000	255,000
Common shares [member]
Disclosure of classes of share capital [line items]
Shares issued																				10,000
Shares issued in error | $																		$ 7,450
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value | $ / shares																$ 0
Shares outstanding																115,250,810		76,775,071		37,033,919
Share issued price per share | $ / shares														$ 2.25
Ordinary shares [member] | Services [member]
Disclosure of classes of share capital [line items]
Shares issued																				626,118
Shares issued in error | $																				$ 765,576
Cash finders fee [member]
Disclosure of classes of share capital [line items]
Payment of cash finder's fee																$ 543,057	$ 737,934
Non brokered private placement [member]
Disclosure of classes of share capital [line items]
Shares issued									10,000		1,603,166			21,331,588												10,000		1,603,166
Proceeds from issuance of shares									$ 12,151	$ 15,000	$ 400,792	$ 481,350
Payment of cash finder's fee													$ 1,108,790	$ 1,397,495				$ 1,549,196	$ 1,994,906
Proceeds from shares issued													$ 13,886,226	$ 17,598,610
Share issued price per share | (per share)									$ 1.20		$ 0.25			$ 0.825												$ 1.50		$ 0.30
Non brokered private placement [member] | Debt settlement [member]
Disclosure of classes of share capital [line items]
Number of warrants, issued													600,000	600,000
Shares issued in error													$ 391,021	$ 495,000
Non brokered private placement [member] | Investor relation [member]
Disclosure of classes of share capital [line items]
Number of warrants, issued							181,818	181,818
Shares issued in error							$ 118,188	$ 150,000
Share-based compensation																		$ 118,188	$ 150,000
Non brokered private placement [member] | Vesting of restricted stock units [member]
Disclosure of classes of share capital [line items]
Number of warrants, issued																		220,000	220,000	10,000	10,000
Share-based compensation | $																				$ 7,540
Non brokered private placement [member] | Granting and vesting of restricted stock units [member]
Disclosure of classes of share capital [line items]
Number of warrants, issued																		210,000	210,000
Shares issued in error | $																			$ 111,122
US private placement [member]
Disclosure of classes of share capital [line items]
Shares issued											943,232																	943,232
Proceeds from issuance of shares | $											$ 235,808
Share issued price per share | $ / shares											$ 0.25
Exercise price | $ / shares											0.40
US private placement [member] | Warrants [member]
Disclosure of classes of share capital [line items]
Exercise price | (per share)											$ 0.40	$ 0.50